Financial assets	6 Months Ended
Jun. 30, 2025
Financial assets.
Financial assets

15.Financial assets

Current financial assets relate to term accounts with an initial maturity longer than 3 months but less than 12 months measured at amortized costs.

As at June 30, 2025, the current financial assets consists of $ 17.0 million (€14.5 million), which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is EUR, and €5.8 million. The total amount of term deposits as at June 30, 2025, amounts to €20.3 million.

During the period ended as at June 30, 2025, the Company entered into USD term deposits and US Treasury bills for a total amount of $ 16.0 million (€14.5 million) and €3.0 million. During the period ended as at June 30, 2025, $ 42.1 million (€46.4 million) and €3.0 million reached maturity and is subsequently held as cash.

As at December 31, 2024 the current financial assets consists of $ 47.4 million ( €45.6 million), which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is EUR, and €5.8 million. The total amount of term deposits as at December 31, 2024, amounts to €51.4 million.